Non-financial Assets and Liabilities (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Non-financial Assets and Liabilities (Details) - Schedule of Inventories [Line Items]
Inventories, Current	$ 1,619,748	$ 839,968
Inventories, Non- current	759,052	1,219,646
Inventories, Total	2,378,800	2,059,614
Raw materials and stores (Colostrum) [Member]
Non-financial Assets and Liabilities (Details) - Schedule of Inventories [Line Items]
Inventories, Current
Inventories, Non- current	759,052	1,108,256
Inventories, Total	759,052	1,108,256
Work in progress [Member]
Non-financial Assets and Liabilities (Details) - Schedule of Inventories [Line Items]
Inventories, Current	806,289	444,905
Inventories, Non- current		111,390
Inventories, Total	806,289	556,295
Finished goods (Travelan and Protectyn) [Member]
Non-financial Assets and Liabilities (Details) - Schedule of Inventories [Line Items]
Inventories, Current	805,712	394,381
Inventories, Non- current
Inventories, Total	805,712	394,381
Other inventories [Member]
Non-financial Assets and Liabilities (Details) - Schedule of Inventories [Line Items]
Inventories, Current	7,747	682
Inventories, Non- current
Inventories, Total	$ 7,747	$ 682